Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241223
Shareholder Report [Line Items]
Fund Name	Growth ETF
Trading Symbol	TGRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth ETF	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Adobe. Shares of the software provider traded lower amid concerns around rising competition and the company’s lagging AI monetization ramp-up. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth by investing in a diversified portfolio of primarily large-cap stocks with rapid and/or durable earnings growth, above-average cash flow growth, the potential to benefit from innovation and/or disruption, and attractive valuations.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,208	10,179	10,179
9/30/23	9,968	9,848	9,860
12/31/23	11,403	11,036	11,257
3/31/24	12,928	12,142	12,541
6/30/24	13,969	12,533	13,587
9/30/24	14,373	13,313	14,020
12/31/24	15,150	13,664	15,011

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Growth ETF (Based on Net Asset Value)	32.86%	30.75%
Russell 3000 Index (Regulatory Benchmark)	23.81%	22.32%
Russell 1000 Growth Index (Strategy Benchmark)	33.36%	29.98%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 410,377,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 878
InvestmentCompanyPortfolioTurnover	21.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,377 Number of Portfolio Holdings84 Investment Advisory Fees Paid (000s)$878 Portfolio Turnover Rate21.2%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	47.2%
Consumer Discretionary	15.1
Communication Services	13.7
Health Care	9.1
Financials	9.1
Industrials & Business Services	4.0
Consumer Staples	1.0
Materials	0.4
Energy	0.2
Other	0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	10.8%
NVIDIA	10.8
Apple	9.8
Amazon.com	7.5
Alphabet	6.9
Meta Platforms	4.9
Eli Lilly	2.7
Mastercard	2.6
Broadcom	2.3
Visa	2.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Growth ETF.

Effective March 1, 2025, the fund has adopted a policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]

Effective March 1, 2025, the fund has adopted a policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to Growth ETF.